Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Other Liabilities [Abstract]
Schedule of Other Liabilities
	Note	December 31, 2023	December 31, 2024
		RMB	RMB
Guarantee repayments from sales partner	(i)	745,949,231	903,573,569
Guarantee liabilities	(ii)	348,687,842	355,474,674
Settlement and clearing accounts	(iii)	185,879,704	222,315,820
Collaboration cost payable	(iv)	77,772,200	54,131,483
Other tax payable	(v)	67,039,714	49,744,896
Receipt in advance	(vi)	39,640,024	30,613,918
Customer pledged deposits	(vii)	39,136,313	41,857,183
Amounts due to third parties	(viii)	15,634,165	7,252,415
Accrued expenses	(ix)	7,308,342	11,868,417
Others	(x)	3,644,317	9,622,431
Total		1,530,691,852	1,686,454,806

(i)	Under the collaboration model, sales partners are required to provide a certain level of guarantee of repayment for loans recommended. Guarantee repayments from sales partner mainly consist of repayments collected from sales partners who exercise the guarantee, and those repayments will be returned to trust company.

(ii)	In 2021, the Group started to cooperate with a third-party financing guarantee corporation, Guangzhou Nanfeng, that directly provides guarantee services to commercial banks. According to relevant financial guarantee arrangements, Guangzhou Nanfeng will fulfil its obligations to purchase defaulted loans. However, the Group is required to provide deposits and replenish such deposits from time to time to Guangzhou Nanfeng for its obligations of purchasing defaulted loans. Effectively, the Group provides back-to-back guarantee to Guangzhou Nanfeng and takes on all of the credit risk of the borrowers. These financial guarantee contracts are accounted for as guarantee liabilities under ASC 460, Guarantees. Maximum potential undiscounted future payment that the Group would be required to make were RMB4.06 billion and RMB1.86 billion, as of December 31, 2023 and December 31, 2024, respectively. The Group recognized both a stand-ready guarantee liability under ASC 460 with an associated guarantee receivable, amounting RMB57,132,677 and RMB4,197,264 for fiscal year 2023 and 2024, respectively, and a contingent guarantee liability with an allowance for credit losses of the underlying loans under current expected credit loss (“ACL”) model for these financial guarantee provided for off-balance sheet loans, amounting RMB291,555,165 and RMB351,277,409 for fiscal year 2023 and 2024, respectively. The increase in contingent guarantee liabilities under ACL model from December 31, 2023 to December 31, 2024 is mainly due to the increase of loans defaulted which was guaranteed by Guangzhou Nanfeng.

(iii)	The Group transferred loans to third party investors and recorded these transactions as sales in Note 5(c). After the transfer, the contract terms related to payment proceeds from the loans remain the same: The Group collects payments of loans and then disburses the proceeds from the relevant loans to third-party transferees.
(iv)	The collaboration cost for sales partners is a percentage of the loan principal amount that the sales partners recommended to the Group and is calculated by subtracting the project cost, a cost which is agreed between the Group and the sales partners that will vary based on different terms of loans, from interest and fees income received from borrowers.

(v)	Other tax payables mainly represent value-added tax and surcharges payables.

(vi)	Receipt in advance consists of advance for interest and financing service fees on loans and down payments of loans held-for-sale by loan transferees.

(vii)	Customer pledged deposits mainly consist of the deposits collected from certain customers to reduce the risk of failure to make payments on schedule.

(viii)	Amounts due to third parties are payments to be paid for third parties.

(ix)	Accrued expenses mainly consist of promotional costs relating to building the collaboration model and expenses payable to consultants such as the auditor and lawyer.

(x)	Other liabilities are expected to be settled or recognized as income within one year or are repayable on demand.